Schedule of Supplemental Cash and Other Information Related to Finance Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Finance cash flows used for finance leases	$ 7,411		$ 36,390
Total finance lease liabilities			$ 168,320